Income Taxes (Tables)	12 Months Ended
May 27, 2012
Income Tax Disclosure [Abstract]
Allocation Of Total Income Tax Expense
Total income tax expense was allocated as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations	$161.5	$168.9	$136.6
Losses from discontinued operations	(0.7)	(1.5)	(1.5)
Total consolidated income tax expense	$160.8	$167.4	$135.1

Components Of Earnings Before Income Tax And Provision For Income Taxes
The components of earnings before income taxes from continuing operations and the provision for income taxes thereon are as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Earnings from continuing operations before income taxes:
U.S.	$621.4	$631.4	$534.5
Canada	16.6	16.2	9.1
Earnings from continuing operations before income taxes	$638.0	$647.6	$543.6
Income taxes:
Current:
Federal	$97.0	$121.9	$126.5
State and local	26.0	17.5	28.7
Canada	2.4	0.1	0.1
Total current	$125.4	$139.5	$155.3
Deferred (principally U.S.):
Federal	37.6	28.3	(10.6)
State and local	(1.5)	1.1	(8.1)
Total deferred	$36.1	$29.4	$(18.7)
Total income taxes	$161.5	$168.9	$136.6

Income Taxes Paid	Income taxes paid were as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Income taxes paid	$123.5	$126.4	$94.8

Effective Income Tax Rate Reconciliation
The following table is a reconciliation of the U.S. statutory income tax rate to the effective income tax rate from continuing operations included in the accompanying consolidated statements of earnings:

	Fiscal Year
	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefits	2.5	1.8	2.5
Benefit of federal income tax credits	(11.1)	(8.3)	(8.7)
Other, net	(1.1)	(2.4)	(3.7)
Effective income tax rate	25.3%	26.1%	25.1%

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)
Balances at May 29, 2011	$21.9
Additions to tax positions recorded during the current year	2.7
Reductions to tax positions due to settlements with taxing authorities	(2.2)
Reductions to tax positions due to statute expiration	(6.7)
Balances at May 27, 2012	$15.7

Interest Expense On Unrecognized Tax Benefits
Interest expense associated with unrecognized tax benefits, excluding the release of accrued interest related to prior year matters due to settlement or the lapse of the statute of limitations was as follows:

(in millions)	Fiscal Year
	2012	2011	2010
Interest expense on unrecognized tax benefits	$0.4	$1.6	$2.5

Tax Effects On Deferred Tax Assets And Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and liabilities are as follows:

(in millions)	May 27, 2012	May 29, 2011
Accrued liabilities	$65.9	$46.2
Compensation and employee benefits	221.2	193.6
Deferred rent and interest income	61.3	55.1
Other	23.4	15.9
Gross deferred tax assets	$371.8	$310.8
Trademarks and other acquisition related intangibles	(175.3)	(178.0)
Buildings and equipment	(363.3)	(314.3)
Capitalized software and other assets	(15.1)	(12.0)
Other	(6.5)	(6.3)
Gross deferred tax liabilities	$(560.2)	$(510.6)
Net deferred tax liabilities	$(188.4)	$(199.8)